Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Details) - Derivative Contract Met Hedging Criteria - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Currency swap contract | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ (392)	$ 1	$ 0
Currency swap contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(747)	(5)	0
Interest rate swaps | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	0	0
Forward contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	180	565	41
Forward contract | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(1,834)	(681)	(788)
Commodity price contracts | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	430	599	1,245
Options to purchase foreign currency | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 0	$ 0	$ 0